Share-Based Compensation (Details)					1 Months Ended				6 Months Ended			12 Months Ended
	Aug. 03, 2023 shares	Aug. 03, 2022 shares	Oct. 18, 2016 ¥ / shares shares	Oct. 18, 2016 $ / shares shares	Jun. 30, 2022 ¥ / shares shares	Jun. 30, 2022 $ / shares shares	Jul. 31, 2017 ¥ / shares shares	Jul. 31, 2017 $ / shares shares	Mar. 31, 2023 CNY (¥) ¥ / shares shares	Mar. 31, 2023 CNY (¥) $ / shares shares	Mar. 31, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥) ¥ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 CNY (¥) shares	Sep. 30, 2020 CNY (¥) shares	Jun. 24, 2022 shares
Share-Based Compensation (Details) [Line Items]
Number of share options									26,860,000			122,360,108
Exercise price | ¥ / shares
Stock options vested and exercised												115,180,054
Number of outstanding options													41,280,054
Stock options exercisable									37,690,027	37,690,027
Share options outstanding													41,280,054		34,200,000
Recorded compensation expenses (in Yuan Renminbi) | ¥												¥ 9,771,000		¥ 15,806,000	¥ 16,045,000
Compensation expenses for stock options (in Yuan Renminbi) | ¥												¥ 69,000
Outstanding options and the options expected to vest (in Yuan Renminbi) | ¥
Share based compensation (in Yuan Renminbi) | ¥									¥ 2,307,000
Two Thousand Nineteen Share Incentive Plan [Member]
Share-Based Compensation (Details) [Line Items]
Issued percentage									10.00%	10.00%			10.00%
Yijia Inc [Member]
Share-Based Compensation (Details) [Line Items]
Shares reserved									86,000,000	86,000,000			86,000,000
Common Class B [Member] | Yijia Inc [Member]
Share-Based Compensation (Details) [Line Items]
Ordinary shares																75,200,000
Chief Executive Officer [Member]
Share-Based Compensation (Details) [Line Items]
Number of share options					72,000,000	72,000,000
Exercise price | ¥ / shares
Stock Option A [Member]
Share-Based Compensation (Details) [Line Items]
Stock options vested and exercised														0
Number of outstanding options									10,250,000	10,250,000			10,250,000	10,250,000
Stock Option A [Member] | Maximum [Member]
Share-Based Compensation (Details) [Line Items]
Transferring percentage									25.00%			25.00%
Stock Option A [Member] | Management Employees And Non Employees [Member]
Share-Based Compensation (Details) [Line Items]
Number of share options			26,860,000	26,860,000
Exercise price | (per share)			¥ 2	$ 0.31					¥ 2	¥ 0.31
Vests percentage									50.00%			50.00%
Stock Option A [Member] | Common Class B [Member]
Share-Based Compensation (Details) [Line Items]
Stock options exercisable									10,250,000	10,250,000			10,250,000
Stock Option B [Member]
Share-Based Compensation (Details) [Line Items]
Compensation expenses for shares granted (in Yuan Renminbi) | ¥												¥ 0
Share options outstanding									23,850,000	23,850,000			23,850,000	23,950,000
Weighted average intrinsic value
Weighted average intrinsic value (in Yuan Renminbi) | ¥
Stock Option B [Member] | Management And Employees [Member]
Share-Based Compensation (Details) [Line Items]
Number of share options							43,140,000	43,140,000
Exercise price | (per share)							¥ 2	$ 0.31
Stock Option B [Member] | Class A Ordinary Shares [Member]
Share-Based Compensation (Details) [Line Items]
Stock options exercisable									23,850,000	23,850,000			23,850,000
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation (Details) [Line Items]
Stock options vested									3,590,000			3,590,000
Recorded compensation expenses (in Yuan Renminbi) | ¥												¥ 9,771,000		¥ 1,236,000	16,045,000
Compensation expenses for stock options (in Yuan Renminbi) | ¥												169,000
Share based compensation (in Yuan Renminbi) | ¥											¥ 399,000
Share-Based Payment Arrangement, Option [Member] | Chief Executive Officer [Member]
Share-Based Compensation (Details) [Line Items]
Fair value per share (in Dollars per share) | $ / shares						$ 1.4537
Share-Based Payment Arrangement, Option [Member] | Chief Financial Officer [Member]
Share-Based Compensation (Details) [Line Items]
Number of share options					50,360,000	50,360,000
Exercise price | ¥ / shares
Stock options vested and exercised					43,180,000	43,180,000
Fair value per share (in Dollars per share) | $ / shares										¥ 1.4537
Stock options vested	3,590,000	3,590,000			43,180,000	43,180,000
Stock options, grant date fair value (in Dollars) | $													$ 1.4537
Share-Based Payment Arrangement, Option [Member] | Chief Financial Officer [Member] | Rsu Two Thousand And Twenty Two [Member]
Share-Based Compensation (Details) [Line Items]
Not exercised		0
Share-Based Payment Arrangement, Option [Member] | Forecast [Member] | Chief Financial Officer [Member]
Share-Based Compensation (Details) [Line Items]
Stock options vested	3,590,000
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation (Details) [Line Items]
Recorded compensation expenses (in Yuan Renminbi) | ¥														¥ 14,570,000
Compensation expenses for stock options (in Yuan Renminbi) | ¥
Restricted Stock Units (RSUs) [Member] | Consulting Company [Member] | Rsu Two Thousand And Twenty One [Member]
Share-Based Compensation (Details) [Line Items]
Not exercised												25,000,000
Restricted share units, measurement date fair value (in Dollars per share) | $ / shares													$ 0.09